Employee Benefit Plans - Changes in Summary of PBO And Plan Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning PBO	$ 1,322,874	$ 0
Service cost	451,075	143,467
Interest cost	5,056	0
Contributions by plan participants	138,243	64,954
Actuarial (gain) / losses	(374,317)	174,012
Transfers (in) / out	(204,695)	931,257
Foreign currency exchange rates changes	(16,267)	9,184
Ending PBO	1,321,969	1,322,874
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning fair value of plan assets	1,083,014	0
Actual return on plan assets	15,522	5,835
Return on plan assets above expected return	(115,877)	0
Contributions by the employer	138,243	73,448
Contributions by plan participants	138,243	64,954
Transfers (in) / out	(204,695)	931,257
Foreign currency exchange rates changes	(14,687)	7,520
Ending fair value of plan assets	$ 1,039,763	$ 1,083,014